Cash Flow Reconciliations - Reconciliation of tangible fixed assets and vessels under construction arising from investing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total
Balance, at the beginning of the year	$ 3,889,047
Depreciation	(137,187)	$ (122,957)	$ (106,641)
Balance, at the end of the year	3,772,566	3,889,047
Tangible Fixed Assets and Vessels Under Construction
Opening balance
Tangible fixed assets and vessels under construction at the beginning of the year	3,985,403
Tangible fixed assets and vessels under construction at the end of the year	3,985,403	3,985,403
Cash flows
Additions	82,352
Tangible fixed assets and vessels under construction at the end of the year	82,352
Non-cash items
Additions	978
Depreciation expense	(129,512)
Tangible fixed assets and vessels under construction at the end of the year	(128,534)
Total
Balance, at the beginning of the year	3,985,403
Additions	83,330
Depreciation	(129,512)
Balance, at the end of the year	$ 3,939,221	$ 3,985,403